ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2016 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
Principle subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of online advertising services and provision of online games publishing services.
Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The People’s Republic of China (“PRC”)	100%	Investment holding, research and development and provision of internet security services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of online marketing services, internet security services and research and development of online applications
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of online marketing services
Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of mobile marketing, value-added services, and research and development services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of online marketing services
Hong Kong Youloft Technology Limited (“Youloft HK”)	August 1, 2014	Hong Kong	51.9%	Provision of online marketing services
Chongqing Calendar Technology Co., Ltd. (“Chongqing Calendar”)	December 3, 2014	The PRC	100%	Provision of online marketing services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding
MobPartner S.A.S. (“MobPartner”)	February 23, 2010	France	100%	Provision of online marketing services
MobPartner Inc.	September 20, 2013	United States	100%	Provision of online marketing services
Moxiu Technology (Beijing) Co., Ltd. (“Moxiu Technology”)	June 12, 2008	The PRC	52.1%	Provision of mobile application development and provision of online marketing services
Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of online advertising services
News Republic S.A.S. (“News Republic”)	March 12, 2008	France	100%	Provision of global mobile news services
Hong Kong Live.me Co,. Ltd.(“Hong Kong Live.me”)	October 17, 2016	Hong Kong	100%	Provision of internet value-added services

Taiwan Cheetah Mobile Corporation (“Taiwan Cheetah”)	January 21, 2016	Taiwan	100%	Sale of electronic products
Kingsoft Japan Inc. (“Kingsoft Japan”) (i)	March 9, 2005	Japan	46.1%	Provision of online marketing services, development and sale of the security software and office application software
VIEs
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd.(“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of online marketing services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet value-added services and online game services

(i)

On January 29, 2016, the Group obtained additional 4.6% equity interest of Kingsoft Japan, and further obtained 5% voting rights of Kingsoft Japan from Kingsoft. As a result, the Group had a total of 51.1% voting rights in Kingsoft Japan and accounted for it as a business combination under common control in accordance with ASC 805-50.(Note 3)

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs

	As of December 31,
	2015	2016
	RMB	RMB	US$

Cash and cash equivalents	148,161	40,485	5,831
Restricted cash	—	3,480	501
Short-term investments	—	26,250	3,781
Accounts receivable	204,798	18,027	2,596
Prepayments and other current assets	148,896	147,670	21,269
Due from related parities	134,349	272,740	39,283
Deferred tax assets	—	7,324	1,055
Total current assets	636,204	515,976	74,316

Property and equipment , net	52,114	45,544	6,560
Intangible assets, net	5,864	7,085	1,020
Goodwill	962	962	139
Investment in equity investees	49,442	34,740	5,004
Other long term investments	125,265	62,565	9,011
Other non-current assets	4,396	2,833	408
Deferred tax assets	—	11,002	1,585

Total non-current assets	238,043	164,731	23,727

Total assets	874,247	680,707	98,043

Accounts payable	62,745	27,111	3,905
Accrued expenses and other current liabilities	139,927	84,190	12,126
Due to related parties (i)	523,781	420,219	60,524
Deferred revenue	29,296	21,255	3,061
Income tax payable	—	779	112

Total current liabilities	755,749	553,554	79,728

Other non-current liabilities	2,160	478	69
Deferred revenue	—	826	119

Total non-current liabilities	2,160	1,304	188

Total liabilities	757,909	554,858	79,916

(i)

As of December 31, 2015 and 2016, the balances due to related parties of the VIEs mainly represented amounts due to subsidiaries of the Group of RMB478,385 and RMB413,067 (US$59,494), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Revenues	1,536,443	1,817,642	517,926	74,597
Cost of revenues	596,371	1,338,932	342,979	49,399
Net income (loss)	13,847	(43,325)	(7,680)	(1,106)
Net cash provided by (used in) operating activities	188,513	110,090	(65,187)	(9,389)
Net cash used in investing activities	(267,346)	(31,043)	(42,489)	(6,120)
Net cash provided by (used in) financing activities	6,750	(588)	—	—